INVESTMENT IN TREASURY METALS	12 Months Ended
Dec. 31, 2023
INVESTMENT IN TREASURY METALS
INVESTMENT IN TREASURY METALS

7. INVESTMENT IN TREASURY METALS

a) Treasury Metals Share Purchase Agreement Overview

On August 7, 2020, First Mining completed a transaction with Treasury Metals under a share purchase agreement (the “Treasury Share Purchase Agreement”), pursuant to which Treasury Metals agreed to acquire all of the issued and outstanding shares of Tamaka Gold Corporation, a previously wholly-owned subsidiary of the Company, and 100% owner of the Goldlund Project. The only remaining term of the Treasury Share Purchase Agreement is the right by First Mining over certain contingent milestone payments totaling $5 million, payable in cash on certain key advancements at Goldlund which have not been recorded as at December 31, 2023.

b) Equity Accounting Method for Investment in Treasury Metals and Impairment

The Company has concluded it has significant influence over Treasury Metals. The Company is accounting for its investment using the equity method. During the year ended December 31, 2023, the Company recorded a $1.5 million impairment on its investment based on the prolonged decline in fair value of Treasury Metals shares. The impairment was recorded within the Impairment of non-current assets in the statement of net loss and comprehensive income (loss). As at December 31, 2023 the carrying value of $3,269,000 was approximated to the fair value of the Company’s investment in common shares of Treasury Metals (December 31, 2022 - $ 5,592,000).

As at December 31, 2023, the Company owns approximately 20.0 million Treasury Metals Shares.

	December 31, 2023	December 31, 2022
Balance, beginning of period	$5,592	$15,400
Equity (loss)	(778)	(850)
Impairment of Investment in Treasury Metals Inc.	(1,545)	(8,958)
Balance, end of period	$3,269	$5,592

The equity accounting for Treasury Metals is based on audited results for the year ended December 31, 2023.  The Company’s equity share of Treasury’s net loss for the year ending December 31, 2023 was $778,000.